UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22185
IndexIQ Trust
(Exact name of registrant as specified in charter)

800 Westchester Ave., Suite N-611 Rye Brook, NY 10573
(Address of principal executive offices)	(Zip code)
Adam S. Patti IndexIQ Advisors LLC 800 Westchester Ave., Suite N-611 Rye Brook, NY 10573
(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-888-934-0777

Date of fiscal year end: April 30

Date of reporting period: July 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Schedule of Investments

July 31, 2012 (unaudited)

	Shares	Value
Investment Companies - 98.1%

Aggregate Bond Funds - 23.3%
iShares Barclays Aggregate Bond Fund(a)	258,734	$29,130,861
SPDR Barclays Capital Aggregate Bond ETF(b)	18,905	1,120,877
Vanguard Total Bond Market ETF(a)	382,769	32,623,402

Total Aggregate Bond Funds		62,875,140

Asset Allocation Fund - 3.4%
CurrencyShares Japanese Yen Trust(a)(b)*	72,693	9,140,418

Commodity Funds - 2.7%
iPath Dow Jones-UBS Commodity Index Total Return ETN(a)*	14,091	604,927
iShares Silver Trust(a)*	52,240	1,416,749
PowerShares DB Commodity Index Tracking Fund(a)*	61,056	1,663,776
PowerShares DB Gold Fund(b)*	64,289	3,575,754

Total Commodity Funds		7,261,206

Convertible Bond Fund - 8.7%
SPDR Barclays Capital Convertible Securities ETF(a)	622,254	23,558,537

Corporate Bond Funds - 18.0%
iShares Barclays Credit Bond Fund(a)	22,893	2,604,765
iShares iBoxx $ Investment Grade Corporate Bond Fund	376,235	45,629,781

Total Corporate Bond Funds		48,234,546

Currency Harvest Fund - 3.8%
PowerShares DB G10 Currency Harvest Fund(a)*	411,412	10,272,958

Equity Funds - 7.6%
iShares MSCI EAFE Index Fund(a)	329,137	16,456,850
Vanguard MSCI EAFE ETF(a)	124,660	3,945,489

Total Equity Funds		20,402,339

High Yield Corporate Bond Funds - 2.2%
iShares iBoxx $ High Yield Corporate Bond Fund(a)	37,871	3,472,771
SPDR Barclays Capital High Yield Bond ETF	63,932	2,549,608

Total High Yield Corporate Bond Funds		6,022,379

Real Estate Fund - 1.0%
SPDR Dow Jones International Real Estate ETF(a)	73,260	2,781,682

U.S. Large Cap Equity Fund - 2.7%
SPDR S&P 500 ETF Trust(a)(b)	53,141	7,318,047

U.S. Short-Term Treasury Bond Funds - 23.3%
iShares Barclays 1-3 Year Treasury Bond Fund(a)	348,234	29,436,220

	Shares	Value
U.S. Short-Term Treasury Bond Funds (continued)
iShares Barclays Short Treasury Bond Fund(a)	56,733	$6,252,544
SPDR Barclays Capital 1-3 Month T-Bill ETF(a)	92,124	4,220,200
Vanguard Short-Term Bond ETF(a)	282,316	22,988,992

Total U.S. Short-Term Treasury Bond Funds		62,897,956

U.S. Small Cap Equity Fund - 1.1%
iShares Russell 2000 Index Fund(a)(b)	37,703	2,954,030

Volatility Funds - 0.3%
iPath S&P 500 VIX Mid-Term Futures ETN(a)*	15,166	642,128
ProShares VIX Mid-Term Futures ETF(b)*	4,187	217,557

Total Volatility Funds		859,685

Total Investment Companies - 98.1%
(Cost $255,377,296)		$264,578,923

Short-Term Investment - 1.6%

Money Market Fund - 1.6%
Dreyfus Treasury & Agency Cash Management 521 Institutional, 0.01%(c)
(Cost $4,479,117)	4,479,117	$4,479,117

Investment of Cash Collateral For Securities Loaned - 6.7% Money Market Fund– 6.7%
BNY Mellon Overnight Government Fund
(Cost $17,988,154)	17,988,154	$17,988,154

Total Investments - 106.4%
(Cost $277,844,567)		$287,046,194
Liabilities in Excess of Other Assets - (6.4)%(d)		(17,386,371)
Net Assets - 100.0%		$269,659,823

*	Non-income producing securities.
(a)	All or portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $159,220,427.
(b)	All or a portion of security is on loan. The aggregate market value of securities on loan is $17,612,779; cash collateral of $17,988,154 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Rate shown represents annualized 7-day yield as of July 31, 2012.
(d)	Liabilities in Excess of Other Assets includes net unrealized appreciation (depreciation) on swap contracts.

1

ETF	- Exchange Traded Fund
ETN	- Exchange Traded Note

Schedule of Investments (continued)

July 31, 2012 (unaudited)

Total return swap contracts outstanding at July 31, 2012:

	Annual
	Financing
	Rate			Unrealized
	Received	Expiration	Notional	Appreciation
Total Return Benchmark	(Paid)	Date	Amount	(Depreciation)[1]
CurrencyShares Canadian Dollar Trust	(3.04)%	4/17/2014	$ (1,918,463)	$ -
CurrencyShares Euro Trust	(2.35)%	4/17/2014	(6,620,344)	-
Currencyshares Japanese Yen Trust	0.54%	4/17/2014	3,882,097	-
iPath Dow Jones- UBS Commodity Index Total Return ETN	0.54%	4/17/2014	256,936	-
iPath S&P 500 VIX Mid-Term Futures ETN	0.54%	4/17/2014	272,712	-
iShares Barclays 1-3 Year Treasury Bond Fund	0.54%	4/17/2014	12,502,241	-
iShares Barclays Aggregate Bond Fund	0.54%	4/17/2014	12,372,515	-
iShares Barclays Credit Bond Fund	0.54%	4/17/2014	1,106,283	-
iShares Barclays Short Treasury Bond Fund	0.54%	4/17/2014	2,655,620	-
iShares Barclays TIPS Bond Fund	(0.26)%	4/17/2014	(8,679,195)	-
iShares Dow Jones US Real Estate Index Fund	(0.73)%	4/17/2014	(3,540,679)	-
iShares iBoxx $ High Yield Corporate Bond Fund	0.54%	4/17/2014	1,474,995	-
iShares iBoxx Investment Grade Corporate Bond Fund	0.54%	4/17/2014	19,380,059	-
iShares JPMorgan USD Emerging Markets Bond Fund	(2.58)%	4/17/2014	(3,285,732)	-
iShares MSCI EAFE Index Fund	0.54%	4/17/2014	6,989,600	-
iShares MSCI Emerging Markets Index Fund	(0.38)%	4/17/2014	(2,928,954)	-
iShares Russell 2000 Index Fund	0.54%	4/17/2014	1,254,619	-
iShares Silver Trust	0.54%	4/17/2014	601,711	-
PowerShares DB Commodity Index Tracking Fund	0.54%	4/17/2014	706,647	-
PowerShares DB G10 Currency Harvest Fund	0.54%	4/17/2014	4,363,158	-
PowerShares DB Gold Fund	0.54%	4/17/2014	1,518,704	-
PowerShares Emerging Markets Sovereign Debt Portfolio	(5.01)%	4/17/2014	(1,364,169)	-
ProShares VIX Mid-Term Futures ETF	0.54%	4/17/2014	92,385	-
SPDR Barclays Capital 1-3 Month T-Bill ETF	0.54%	4/17/2014	1,792,408	-
SPDR Barclays Capital Aggregate Bond ETF	0.54%	4/17/2014	476,039	-
SPDR Barclays Capital Convertible Securities ETF	0.54%	4/17/2014	10,005,830	-
SPDR Barclays Capital High Yield Bond ETF	0.54%	4/17/2014	1,082,902	-
SPDR Dow Jones International Real Estate ETF	0.54%	4/17/2014	1,181,437	-
SPDR Dow Jones REIT ETF	(0.51)%	4/17/2014	(1,703,376)	-
SPDR S&P 500 ETF Trust	0.54%	4/17/2014	3,108,115	-
Vanguard Emerging Markets ETF	(0.26)%	4/17/2014	(4,373,306)	-
Vanguard Europe Pacific ETF	0.54%	4/17/2014	1,675,741	-
Vanguard REIT ETF	(0.78)%	4/17/2014	(11,453,518)	-
Vanguard Short-Term Bond ETF	0.54%	4/17/2014	9,763,946	-
Vanguard Total Bond Market ETF	0.54%	4/17/2014	13,855,926	-
Net Unrealized Appreciation (Depreciation)				$ -

All or a portion of the security held by the Fund have been segregated as collateral for swap contracts. The net collateral posted for swap contracts was $159,220,427 at July 30, 2012.

Morgan Stanley acts as the counterparty to the total return swap contracts listed above. The Fund either receives fees from, or pays fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon financing rate.

1 Reflects a Reset date of July 31, 2012.

Fair Value Measurement (unaudited)

Accounting Standards Codification, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels as follows:

  Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

  Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

  Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Trustees, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Transfers between levels, if any, are considered to have occurred at the beginning of the reporting period. At July 31, 2012, there were no transfers between Level 1, 2, or 3, based on the valuation input Levels assigned to securities on April 30, 2012.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of July 31, 2012 in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total
INDEX IQ ALPHA HEDGE STRATEGY FUND
Assets
Investment Companies*	$264,578,923	$—	$—	$264,578,923
Other Financial Instruments**	—	—	—	—
Short-Term Investment	22,467,271		—	22,467,271
Total	$287,046,194	$—	$—	$287,046,194

*	Please refer to the Schedule of Investments to view securities segregated by Fund type.
**	Other financial insturments include swap contracts, which are valued at the unrealized appreciation(depreciation) on the instrument.

The cost basis of investments for Federal income tax purposes at July 31, 2012 was as follows (unaudited)*:

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
Fund
IQ Alpha Hedge Strategy Fund	$280,644,586	$9,655,863	$(3,254,255)	$6,401,608

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Item 2. Controls and Procedures.

(a)	The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under then 1940 Act (17 CFR 270.30a-2(a)). Filed hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	IndexIQ Trust

By:	/s/ Adam S. Patti

Adam S. Patti

Principal Executive Officer

Date:	September 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam S. Patti

Adam S. Patti

Principal Executive Officer

Date:	September 27, 2012

By:	/s/ David L. Fogel

David L. Fogel

Principal Financial Officer

Date:	September 27, 2012